S000024145 [Member] Investment Strategy - MULTI-MANAGER GLOBAL REAL ESTATE FUND	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation and current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of real estate companies and real estate related companies (collectively “real estate companies”). This means that the Fund will concentrate its investments (i.e., invest at least 25% or more of its total assets) in issuers principally engaged in real estate activities. The Fund considers companies to be engaged in real estate activities if they derive a significant portion of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or if they have a significant portion of their assets in these types of real estate-related areas. The Fund will invest in equity-related securities of U.S. and foreign real estate companies. The Fund does not invest directly in real estate.
The Fund’s investments in equity-related securities of real estate companies will generally be primarily in securities of companies known as real estate investment trusts (“REITs”) or U.S. or non‑U.S. REIT-like companies that own and/or manage property. The Fund may invest without limit in the securities of REITs. The Fund may also invest in equity securities of other types of real estate companies including REITs that invest in real estate-related loans and real estate operating companies.
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.
When determining the allocations and reallocations to sub‑advisers, NTI will consider a variety of factors, including but not limited to the sub‑adviser’s style, historical performance, and the characteristics of each sub‑adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). NTI seeks, through its selection of sub‑advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.

Strategy Portfolio Concentration [Text]	In seeking long-term capital appreciation and current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of real estate companies and real estate related companies (collectively “real estate companies”). This means that the Fund will concentrate its investments (i.e., invest at least 25% or more of its total assets) in issuers principally engaged in real estate activities. The Fund considers companies to be engaged in real estate activities if they derive a significant portion of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or if they have a significant portion of their assets in these types of real estate-related areas. The Fund will invest in equity-related securities of U.S. and foreign real estate companies. The Fund does not invest directly in real estate.